Note 7 - Off-statement of Financial Condition Activities	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
7.	Off-Statement of Financial Condition Activities

In the normal course of business, the Association has outstanding commitments and contingent liabilities, such as commitments to extend credit, which are not included in the accompanying financial statements. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the Association's statements of financial condition. The Association's exposure to credit loss in the event of nonperformance by the other party to the financial instruments for commitments to extend credit is represented by the contractual or notional amount of those instruments. The Association uses the same credit policies in making such commitments as it does for instruments that are included in the statements of financial condition.

As of December 31, 2024 and 2023, the Association had commitments to extend credit of $1,212,486 and $2,351,167, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Association evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Association upon extension of credit, is based on management's credit evaluation. Collateral held varies but may include commercial and residential real estate, land, accounts receivable, inventory, and property and equipment.